Shareholder Report, Average Annual Return (Details)	12 Months Ended	47 Months Ended
	Nov. 30, 2024	Nov. 30, 2024
Parvin Hedged Equity Solari World Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	(0.56%)
MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.70%	9.95%